TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 4 — TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

A.	Trade receivables

	DECEMBER 31,
	2011	2010

Accounts receivables billed	$21,807	$12,740
Accounts receivables unbilled	2,272	2,617
Allowance for doubtful accounts (*)	(701)	(1,102)
Trade receivables, net	$23,378	$14,255

(*) The 2010 increase in allowance for doubtful accounts is mostly due to the bankruptcy of a customer.

B.	Allowance for doubtful accounts

	DECEMBER 31,
	2011	2010

Balance at beginning of year	$1,102	$501
Increase of allowance	139	601
Write-off	(540)	-
Balance at year end	$701	$1,102